SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2019
SHARE CAPITAL
Schedule of information about classes of share capital

	As of December 31,
	2019		2018
	Number	US$	Number	US$
	of shares	‘000	of shares	‘000
Authorized:
Ordinary shares of US$0.008 each
At January 1 and December 31	51,000,000	400	51,000,000	400

	As of December 31,
	2019			2018
	Number	RMB		Number	RMB
	of shares	‘000		of shares	‘000
Issued:	7,306,985	397		5,678,703	306
Outstanding and fully paid:
Ordinary shares of US$0.008 each
At January 1	5,678,703	306		3,851,485	206
Issuance of new shares	1,200,000	67		1,770,299	97
Warrants exercised into shares	333,420	19		—	—
Equity compensation	94,862	5		56,919	3
At December 31	7,306,985	397	(2)	5,678,703	306	(1)

(1) Equivalent to US$45,000

(2) Equivalent to US$58,000

Schedule of fair value of other than equity instrument explanatory

Grant date		December 4, 2018
Share price at date of grant	US$	1.18
Exercise price at date of grant (investors and placement agent, respectively)	US$	1.27 & US$ 1.5875
Volatility		168%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		2.63%
Fair value at grant date	US$	1.45

Grant date		December 18, 2019
Share price at date of grant	US$	0.68
Exercise price at date of grant (investors and placement agent, respectively)	US$	0.82 & US$ 0.9375
Volatility		141%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		1.74%
Average fair value at grant date	US$	0.598

Schedule of summary of the warrant activity

			Weighted
			Average
			Remaining
		Average	Contractual
	Number of	Exercise	Term in
	Warrants	Price	Years
Outstanding at January 1, 2018	192,857	$6.24	3.09
Exercisable at January 1, 2018	192,857	6.24	3.09
Granted	550,000	1.30	5
Exercised	—	—	—
Forfeited	—	—	—
Expired	—	—	—
Outstanding at December 31, 2018	742,857	2.58	4.19
Exercisable at December 31, 2018	742,857	2.58	4.19
Granted	1,260,000	0.83	5
Exercised	(333,420)	1.30	—
Forfeited	—	—	—
Expired	—	—	—
Outstanding at December 31, 2019	1,669,437	$1.52	4.38
Exercisable at December 31, 2019	1,669,437	$1.52	4.38